Income Taxes, Unrecognized Tax Benefits and Other Disclosures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Jurisdiction	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income Taxes [Abstract]
Unrecognized tax benefits, that would effect effective tax rate if recognized	$ 12.5
Unrecognized tax benefits offset by reduction of corresponding deferred tax asset	0.9
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Beginning balance	11.5	$ 12.6	$ 6.8
Gross increases for tax positions of prior years	0.6	0.0	11.2
Gross decreases for tax positions of prior years	0.0	0.0	0.0
Gross increases for tax positions of current year	0.0	0.0	0.6
Settlements	0.0	0.0	(6.2)
Lapse of statute of limitations	0.0	(0.5)	(0.3)
Changes due to currency fluctuations		(0.6)
Changes due to currency fluctuations	0.4		0.5
Ending balance	12.5	11.5	$ 12.6
Accrued interest and penalties	$ 1.3	$ 0.9
Income Tax Contingency [Abstract]
Number of jurisdictions outside U.S. | Jurisdiction	35
Income tax reconciliation withholding tax	$ 7.8
United Kingdom [Member]
Income Tax Contingency [Abstract]
Year under examination	2017	2012 2013 2014 2015
Germany [Member]
Income Tax Contingency [Abstract]
Open tax year	2011
Year under examination	2011 2012 2013 2014
U.S. Federal [Member]
Income Tax Contingency [Abstract]
Open tax year	2017
U.S. State and Local [Member]
Income Tax Contingency [Abstract]
Open tax year	2015